Note 2 - Loans: Troubled Debt Restructurings on Financing Receivables (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Current 12 months
Financing Receivable, Modifications, Number of Contracts	6,848	2,969	12,790	6,852
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 25,249,968	$ 10,623,358	$ 46,983,688	$ 24,430,301
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 24,661,736	$ 10,158,029	$ 45,514,842	$ 23,424,828
Current 12 months | Live Check Consumer Loans
Financing Receivable, Modifications, Number of Contracts	1,341	466	2,406	1,072
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 2,428,838	$ 893,182	$ 4,450,559	$ 2,030,007
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 2,396,044	$ 877,875	$ 4,372,398	$ 1,984,766
Current 12 months | Premier Consumer Loans
Financing Receivable, Modifications, Number of Contracts	196	100	390	215
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 1,249,767	$ 598,628	$ 2,560,276	$ 1,291,060
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 1,229,817	$ 592,019	$ 2,485,334	$ 1,248,826
Current 12 months | Other Consumer Loans
Financing Receivable, Modifications, Number of Contracts	5,055	2,246	9,514	5,189
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 19,614,686	$ 8,214,149	$ 36,361,014	$ 18,663,687
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 19,123,589	$ 7,799,661	$ 35,178,299	$ 17,805,933
Current 12 months | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	5	6	12	17
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 27,769	$ 50,236	$ 114,346	$ 219,065
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 25,769	$ 50,236	$ 112,346	$ 218,840
Current 12 months | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	251	151	468	359
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 1,928,908	$ 867,163	$ 3,497,493	$ 2,226,482
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 1,886,518	$ 838,238	$ 3,366,466	$ 2,166,463
Previous 12 months
Financing Receivable, Modifications, Number of Contracts	2,159	1,182	3,594	2,258
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 5,105,470	$ 2,854,397	$ 8,405,888	$ 5,395,956
Previous 12 months | Live Check Consumer Loans
Financing Receivable, Modifications, Number of Contracts	486	229	790	459
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 890,261	$ 440,115	$ 1,446,626	$ 864,096
Previous 12 months | Premier Consumer Loans
Financing Receivable, Modifications, Number of Contracts	44	25	76	54
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 241,218	$ 140,585	$ 409,774	$ 314,611
Previous 12 months | Other Consumer Loans
Financing Receivable, Modifications, Number of Contracts	1,587	868	2,647	1,647
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 3,741,502	$ 2,012,648	$ 6,126,587	$ 3,818,539
Previous 12 months | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	0	0	0	0
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 0	$ 0	$ 0	$ 0
Previous 12 months | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	42	60	81	98
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 232,489	$ 261,049	$ 422,901	$ 398,710